Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of concentration on sales revenues generated by customers type comprised
	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
Third party sales revenues	1,355,066	15%	258,833	3%	839,744	11%
Related party sales revenues	88,851	1%	139,780	2%	503,771	6%
Third party franchise revenues	251,359	3%	-	-%	-	-%
Related party franchise revenues	7,841,711	81%	7,811,982	95%	6,634,584	83%
Total	9,536,987	100%	8,210,595	100%	7,978,099	100%

Schedule of concentration of sales revenues generated by third-party customers comprised
	Years Ended
	October 31,		October 31,		October 31,
	2021		2020		2019
Customer A	-	-	24,842	10%
Customer B	-	-	20,453	8%
Customer C	-	-	20,425	8%
Customer D	-	-	20,393	8%
Customer E			-	-	102,940	12%
Customer F			-	-	79,740	9%
Customer G			-	-	53,864	7%
Customer H	408,577	30%
Customer I	799,865	59%
Customer J	72,513	5%
Total	1,280,955	94%	86,113	34%	236,544	28%